 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
File No. 033-11419
File No. 811-04997

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X/

Pre-Effective Amendment No.		/ /
Post-Effective Amendment No.	70	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/X/

Amendment No.	70

(Check appropriate box or boxes)

DELAWARE GROUP EQUITY FUNDS V
(Exact Name of Registrant as Specified in Charter)

100 Independence, 610 Market Street, Philadelphia, PA		19106-2354
(Address of Principal Executive Offices)		(Zip Code)

Registrant’s Telephone Number, including Area Code:		(800) 523-1918

David F. Connor, Esq., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Name and Address of Agent for Service)

Please send copies of all communications to:
Jonathan M. Kopcsik, Esq.
Taylor Brody, Esq.
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600, Philadelphia, PA 19103
(215) 564-8099
(215) 564-8071

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/X/	on January 18, 2023 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/X/	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 70, Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A is being filed under Rule 485(b)(1)(iii) and incorporates by reference from Post-Effective Amendment No. 66, Amendment No. 66 (“PEA 66”) filed on October 21, 2022 (i) the Class R6 Prospectus for Delaware Wealth Builder Fund; (ii) the Class R6 Statement of Additional Information for Delaware Wealth Builder Fund; and (iii) the Part C. This Amendment is being filed for the purpose of delaying the effectiveness of PEA 66 until January 18, 2023.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 12th day of January, 2023.

DELAWARE GROUP EQUITY FUNDS V

By:	/s/ Shawn K. Lytle
Shawn K. Lytle
President/Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:
Signature		Title	Date

/s/ Shawn K. Lytle		President/Chief Executive Officer	January 12, 2023
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	January 12, 2023
Jerome D. Abernathy

Ann D. Borowiec	*	Trustee	January 12, 2023
Ann D. Borowiec

Joseph W. Chow	*	Trustee	January 12, 2023
Joseph W. Chow

H. Jeffrey Dobbs	*	Trustee	January 12, 2023
H. Jeffrey Dobbs

John A. Fry	*	Trustee	January 12, 2023
John A. Fry

Joseph Harroz, Jr.	*	Trustee	January 12, 2023
Joseph Harroz, Jr.

Sandra A. J. Lawrence	*	Trustee	January 12, 2023
Sandra A. J. Lawrence

Frances A. Sevilla-Sacasa	*	Trustee	January 12, 2023
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Chair and Trustee	January 12, 2023
Thomas K. Whitford

Christianna Wood	*	Trustee	January 12, 2023
Christianna Wood

Janet L. Yeomans	*	Trustee	January 12, 2023
Janet L. Yeomans

Richard Salus	*	Senior Vice President/Chief Financial Officer	January 12, 2023
Richard Salus		(Principal Financial Officer)

*By:	/s/ Shawn K. Lytle
Shawn K. Lytle
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)